State Street SPDR SP 500 Fossil Fuel Reserves Free ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Fossil Fuel Reserves Free Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.47%					14.58%						14.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR SP 500 Fossil Fuel Reserves Free ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.18%					14.33%						14.12%
Performance Inception Date	Nov. 30, 2015
State Street SPDR SP 500 Fossil Fuel Reserves Free ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.85%					13.97%						13.70%
State Street SPDR SP 500 Fossil Fuel Reserves Free ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.12%					11.45%						11.68%